Related party disclosures - Additional Information (Detail) € in Thousands, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2017 EUR (€)
Wanda Sports & Media (Hong Kong) Holding Co., Ltd.
Disclosure of Related party disclosures [Line Items]
Loan interest rate	7.80%			7.80%	7.80%
Social security contribution	€ 3,714				SFr 4.3
Transaction with related party expense	3,714
Transaction with related party outstanding balance of promissory note | $				$ 50
Fund occupied fee	2,680			$ 3
Infront International Holdings AG [Member]
Disclosure of Related party disclosures [Line Items]
Loan receivable	0	€ 0
Loan payable	932	952
Loans To Related Party [Member] | Wanda Sports & Media (Hong Kong) Holding Co., Ltd.
Disclosure of Related party disclosures [Line Items]
Loan receivable	6,058	5,410				€ 24,266
Loan receivable with interest rate	5,251
Loan receivable without interest rate	€ 807
Loans To Related Party [Member] | Wanda Sports & Media (Hong Kong) Holding Co., Ltd. | Bottom of range [member]
Disclosure of Related party disclosures [Line Items]
Loan interest rate	3.64%			3.64%	3.64%
Loans To Related Party [Member] | Wanda Sports & Media (Hong Kong) Holding Co., Ltd. | Top of range [member]
Disclosure of Related party disclosures [Line Items]
Loan interest rate	3.68%			3.68%	3.68%
Loans To Related Party [Member] | Infront Finance Luxembourg Sàrl [member]
Disclosure of Related party disclosures [Line Items]
Loan receivable			€ 141,263
Loan interest rate			5.20%
Loan maturity			July 21, 2019
Loans To Related Party [Member] | Infront International Holdings AG [Member]
Disclosure of Related party disclosures [Line Items]
Loan receivable		0
Loan interest rate	3.10%			3.10%	3.10%
Loan maturity	July 21, 2019
Loan impaired		12,235
Loan payable		0				393,833
Loans To Related Party [Member] | Infront Ringier Sports & Entertainment Switzerland AG
Disclosure of Related party disclosures [Line Items]
Loan receivable		€ 10				€ 0
Loan interest rate		0.30%
Loan maturity		December 31, 2020